Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000019029 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000019029 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019029 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019029 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019029 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019029 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019029 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019029 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000019029 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000019029 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000019029 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000019029 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000019029 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019029 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019029 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235432 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000235432 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235432 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000235432 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235432 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235432 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235432 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235432 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235432 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235432 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235432 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235432 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000235432 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000235432 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235432 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000235432 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235432 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235432 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235432 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235432 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019026 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019026 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019026 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000019026 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019026 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019026 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019026 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019026 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019026 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019026 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019026 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000019026 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000019026 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019026 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019026 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019026 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019026 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019026 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019026 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019039 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019039 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019039 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019039 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019039 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019039 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019039 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019039 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019039 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019039 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019036 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019036 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000019036 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019036 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019036 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019036 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019036 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019036 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019036 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019036 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000019036 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000019036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019036 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019036 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019036 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128125 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128125 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128125 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128125 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128125 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128125 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128125 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128125 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128125 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128125 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244514 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244514 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244514 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244514 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244514 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244514 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244514 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244514 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244514 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244514 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244514 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244514 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244514 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244514 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220766 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220766 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220766 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220766 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220766 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220766 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220766 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220766 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220766 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220766 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220766 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220766 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220766 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220766 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220766 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027707 | TopBuild Corp.FR_89055F103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Taylor Morrison Home Corp.FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Somnigroup International, Inc.FR_88023U101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Allegion PLCFR_G0176J109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | DR Horton, Inc.FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Homebuilding
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000027707 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000027707 | Home Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000027707 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Homefurnishing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231370 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231370 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Essential Properties Realty Trust, Inc.FR_29670E107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231370 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231370 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231370 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231370 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231370 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231370 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231370 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231370 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123372 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123372 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123372 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123372 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123372 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123372 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123372 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123372 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123372 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123372 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123372 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123372 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123372 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123372 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123373 | TXNM Energy, Inc.FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Phillips Edison & Co., Inc.FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Safety Insurance Group, Inc.FR_78648T100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Flowers Foods, Inc.FR_343498101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | City Holding Co.FR_177835105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | American States Water Co.FR_029899101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Sonoco Products Co.FR_835495102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Horace Mann Educators Corp.FR_440327104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123373 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123373 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123373 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000123373 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123373 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123373 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123373 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123373 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123373 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019037 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000019037 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019037 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019037 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019037 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019037 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019037 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019037 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019037 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019037 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000019037 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000019037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000019037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019037 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019037 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019037 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019037 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160602 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160602 | Hasbro, Inc.FR_418056107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | Franklin Resources, Inc.FR_354613101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Eversource EnergyFR_30040W108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Consolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160602 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160602 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000160602 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160602 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000160602 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160602 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160602 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000160602 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019038 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019038 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019038 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019038 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019038 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019038 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019038 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019038 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019038 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019038 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019038 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019038 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019038 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019038 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162942 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162942 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | T. Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | NVR, Inc.FR_62944T105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162942 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162942 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000162942 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162942 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162942 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162942 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162942 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162942 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000162942 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162941 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162941 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | Synchrony FinancialFR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162941 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162941 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162941 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162941 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162941 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162941 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162941 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162941 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162941 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162940 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | United Parcel Service, Inc.FR_911312106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162940 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162940 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162940 | NIKE, Inc.FR_654106103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162940 | Ford Motor Co.FR_345370860
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Schlumberger NVFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | General Mills, Inc.FR_370334104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162940 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162940 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162940 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162940 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162940 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162940 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162940 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162940 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162940 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000162940 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162940 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104493 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104493 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104493 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000104493 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104493 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104493 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104493 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104493 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104493 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104493 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104493 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000104493 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104493 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104493 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104493 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104493 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104493 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104493 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104493 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104493 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104492 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104492 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104492 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104492 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104492 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104492 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104492 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104492 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104492 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104492 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104492 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104492 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104492 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104492 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104492 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019040 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Equitable Holdings, Inc.FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Okta, Inc.FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Dynatrace, Inc.FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019040 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019040 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019040 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019040 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019040 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019040 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019040 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019040 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019040 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019041 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019041 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019041 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019041 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019041 | WP Carey, Inc.FR_92936U109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019041 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000019041 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019041 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019041 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019041 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019041 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019041 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019041 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019043 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Essential Properties Realty Trust, Inc.FR_29670E107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019043 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019043 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019043 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019043 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019043 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019043 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019043 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019043 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019043 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019027 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019027 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019027 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Sandisk Corp.FR_80004C200
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Air Lease Corp.FR_00912X302
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Celanese Corp.FR_150870103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Ralliant Corp.FR_750940108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019027 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000019027 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019027 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019027 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019027 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019027 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033534 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033534 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033534 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033534 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019030 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | East West Bancorp, Inc.FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | KeyCorpFR_493267108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000019030 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000027706 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Exelixis, Inc.FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027706 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Neurocrine Biosciences, Inc.FR_64125C109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027706 | Moderna, Inc.FR_60770K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027706 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027706 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019034 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019034 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019034 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019034 | Eversource EnergyFR_30040W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019034 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019034 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019034 | Kimberly-Clark Corp.FR_494368103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019034 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019034 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019034 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019034 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019034 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019034 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019034 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000019034 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019034 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205413 | Eos Energy Enterprises, Inc.FR_29415C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205413 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | Generac Holdings, Inc.FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | JinkoSolar Holding Co. Ltd.ADRFR_47759T100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | GE Vernova, Inc.FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Ormat Technologies, Inc.FR_686688102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Daqo New Energy Corp.ADRFR_23703Q203
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | TransAlta Corp.FR_89346D107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | Canadian Solar, Inc.FR_136635109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000205413 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205413 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205413 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000205413 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000205413 | IndustryIndependent Power Producers & Energy Traders
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205413 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205413 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205414 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205414 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205414 | Iridium Communications, Inc.FR_46269C102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205414 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205414 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205414 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205414 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205414 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205414 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205414 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205414 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205414 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000205414 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205414 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195383 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | BlackBerry Ltd.FR_09228F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195383 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000195383 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195383 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000195383 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195383 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195383 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195383 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000195383 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195381 | Generac Holdings, Inc.FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195381 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195381 | Silicon Laboratories, Inc.FR_826919102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195381 | Itron, Inc.FR_465741106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195381 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195381 | Pentair PLCFR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195381 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195381 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195381 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195381 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195381 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195381 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195381 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195381 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000195381 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195381 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205415 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Elbit Systems Ltd.FR_M3760D101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Parsons Corp.FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Avis Budget Group, Inc.FR_053774105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | EHang Holdings Ltd.FR_26853E102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205415 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205415 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000205415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205415 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205415 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205415 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000205415 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205415 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205415 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205415 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Avis Budget Group, Inc.FR_053774105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Aeva Technologies, Inc.FR_00835Q202
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195382 | Ouster, Inc.FR_68989M202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | indie Semiconductor, Inc.FR_45569U101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Mobileye Global, Inc.FR_60741F104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Hesai Group ADRFR_428050108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000195382 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195382 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000195382 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195382 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195382 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195382 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195382 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000195382 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195382 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033535 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | EQT Corp.FR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033535 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033535 | CNX Resources Corp.FR_12653C108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | Range Resources Corp.FR_75281A109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | Marathon Petroleum Corp.FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033541 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033541 | East West Bancorp, Inc.FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033541 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033541 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | Regions Financial Corp.FR_7591EP100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | M&T Bank Corp.FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | Huntington Bancshares, Inc.FR_446150104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | SouthState Corp.FR_840441109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033541 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	99.70%